Financial Instruments (Details) - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	$ 4,137	$ 4,962
Lease liabilities	138	130
Related party payables
Total	4,275	5,092
Less than 3 months [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	2,223	1,230
Lease liabilities	34	32
Related party payables
Total	2,354	1,262
3 to 12 months [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables	1,914	3,732
Lease liabilities	104	98
Related party payables
Total	$ 1,921	$ 3,830